DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Financial assets measured at amortized cost	$ 271,609,495	$ 229,365,109
Non Current [Abstract]
Other financial assets at amortized cost	0	233,423,075
Other Financial Assets at Amortized Cost [Member]
Current [Abstract]
Financial assets measured at amortized cost	271,609,495	229,365,109
Non Current [Abstract]
Other financial assets at amortized cost	0	233,423,075
Fixed Term Deposits in Foreign Currency [Member]
Current [Abstract]
Financial assets measured at amortized cost	240,634,495	220,547,716
Non Current [Abstract]
Other financial assets at amortized cost	0	173,678,840
Other Time Deposits [Member]
Current [Abstract]
Financial assets measured at amortized cost	30,975,000	8,817,393
Non Current [Abstract]
Other financial assets at amortized cost	$ 0	$ 59,744,235